Contingent Liabilities	3 Months Ended
Mar. 31, 2020
Contingent Liabilities
Contingent Liabilities

13 Contingent Liabilities

In May 2016, the Company was informed in writing by the Universitair Medisch Centrum Utrecht ("UMCU") that a claim had been initiated against UMCU regarding a prenatal diagnostic test that the Company conducted at their request which failed to identify a specific mutation present in a patient. On November 8, 2018, the UMCU and Neon Underwriting Limited formally filed a legal claim in the local court in Rostock, Germany against the Company alleging that the Company’s negligence in performing the test resulted in the misdiagnosis of the patient. UMCU is seeking recovery for compensatory damages as a result of the alleged misdiagnosis. By court order of November 8, 2018, the Regional Court of Rostock set the amount in dispute at EUR 880k.

The Company intends to rigorously defend its position and considers that it is not probable the legal claim towards the Company will be successful and as a result has not recognized a provision for this claim as of March 31, 2020. In addition, in case a settlement would be required, the Company believes that the corresponding liability will be fully covered by the respective insurance coverage.